Financial risk management (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Financial Risk Management [Abstract]
Disclosure of foreign currency risk from non-derivative financial instruments [Table Text Block]
The following table analyzes foreign currency risk from non-derivative financial instruments as at March 31, 2020:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	365	Rs.	43	Rs.	4	Rs.	135	Rs.	547
Other investments		24		-		-		-		24
Trade and other receivables		31,931		705		989		317		33,942
Other assets		921		15		3		153		1,092
Total	Rs.	33,241	Rs.	763	Rs.	996	Rs.	605	Rs.	35,605
Liabilities:
Trade and other payables	Rs.	1,857	Rs.	525	Rs.	-	Rs.	73	Rs.	2,455
Long-term borrowings		4,401		2		3		77		4,483
Short-term borrowings		7,316		-		-		-		7,316
Other liabilities and provisions		5,534		60		52		400		6,046
Total	Rs.	19,108	Rs.	587	Rs.	55	Rs.	550	Rs.	20,300

The following table analyzes foreign currency risk from non-derivative financial instruments as at March 31, 2019:

	U.S. dollars		Euro		Russian roubles		Others (1)		Total
Assets:
Cash and cash equivalents	Rs.	339	Rs.	30	Rs.	58	Rs.	418	Rs.	845
Other investments		20		-		-		-		20
Trade and other receivables		20,524		437		7,290		2,969		31,220
Other assets		298		18		68		138		522
Total	Rs.	21,181	Rs.	485	Rs.	7,416	Rs.	3,525	Rs.	32,607
Liabilities:
Trade and other payables	Rs.	2,426	Rs.	1,044	Rs.	-	Rs.	267	Rs.	3,737
Long-term borrowings		5,186		-		-		-		5,186
Short-term borrowings		7,538		-		1,387		307		9,232
Other liabilities and provisions		6,542		58		1,517		855		8,972
Total	Rs.	21,692	Rs.	1,102	Rs.	2,904	Rs.	1,429	Rs.	27,127

(1)	Others primarily consists of U.K. pounds sterling, Swiss francs, Romanian new leus, Chinese Yuans (Renminbi), Canadian Dollars and Ukrainian hryvnia.

Analysis of Age of Trade And Other Receivables [Table Text Block]
The aging of trade and other receivables is given below:

	As of March 31,
Particulars	2020		2019
Neither past due nor impaired	Rs.	45,864	Rs.	33,874
Past due but not impaired
Less than 365 days		6,305		6,262
More than 365 days		1,048		1,018
	Rs.	53,217	Rs.	41,154
Less : Allowance for credit losses		(1,202)		(1,172)
Total	Rs.	52,015	Rs.	39,982

Maturity Analysis For Financial Liabilities [Table Text Block]
The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under leases, which have been disclosed in Note 16 to these consolidated financial statements) as at March 31, 2020:

Particulars	2021		2022		2023		2024		Thereafter		Total
Trade and other payables	Rs.	16,659	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	16,659
Bank overdraft, short-term borrowings		16,532		-		-		-		-		16,532
Derivative financial instruments		1,602		-		-		-		-		1,602
Other liabilities and provisions		24,566		-		-		-		751		25,317

The table below provides details regarding the contractual maturities of significant financial liabilities (other than long-term borrowings and obligations under finance leases, which have been disclosed in Note 16 to these consolidated financial statements) as at March 31, 2019:

Particulars	2020		2021		2022		2023		Thereafter		Total
Trade and other payables	Rs.	14,553	Rs.	-	Rs.	-	Rs.	-	Rs.	-	Rs.	14,553
Bank overdraft, short-term borrowings		12,125		-		-		-		-		12,125
Derivative financial instruments		68		-		-		-		-		68
Other liabilities and provisions		21,113		17		17		17		738		21,902